Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Equity
Total equity for the Group as of December 31, 2024, and 2023, was as follows:

	December 31, 2024 $	December 31, 2023 $
Equity
Share capital, £0.01 par value, issued and paid 257,927,489 and 289,468,159 as of December 31, 2024 and 2023, respectively	4,860	5,461
Share premium	290,262	290,262
Treasury shares, 18,506,177 and 17,614,428 as of December 31, 2024 and 2023, respectively	(46,864)	(44,626)
Merger Reserve	138,506	138,506
Translation reserve	182	182
Other reserves	(4,726)	(9,538)
Retained earnings/(accumulated deficit)	32,486	83,820
Equity attributable to owners of the Group	414,707	464,066
Non-controlling interests	(6,774)	(5,835)
Total equity	407,933	458,232